Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2017
Accounts receivable
Schedule of accounts receivable

	December 31,
	2017		2016		2015
Receivables	Ps.	668,980	Ps.	781,612	Ps.	458,518
Allowance for doubtful accounts (note 7 b.)		(38,223)		(67,482)		(67,733)
	Ps.	630,757	Ps.	714,130	Ps.	390,785

Schedule of percentage of principal customers among total accounts receivable

	December 31,
	2017	2016	2015
	%	%	%
Accounts receivable:
Aeroenlaces Nacionales, S. A. de C. V.	20.40	19.25	16.99
Concesionaria Vuela Compañía de Aviacion, S.A.P.I. de C.V.	18.14	18.42	4.80
ABC Aerolíneas, S. A. de C. V.	1.08	8.41	5.90
Aerolitoral, S. A. de C. V.	24.21	17.68	21.04
Compañía Mexicana de Aviación, S. A. de C. V., Aerovias Caribe, S. A. de C. V. y Mexicana Inter, S. A. de C. V.(1)	-	0.60	2.97
Aerovías de México, S. A. de C.V.	6.01	6.27	8.20
(1)

As of December 31, 2017, the balances of these customers were applied against the allowance for doubtful accounts. The balances owed from these clients were canceled against the allowance for doubtful accounts. As of December 31, 2016 and 2015, the balances owed from this client were fully reserved, in amounts of Ps. 13,611 in both years.

Schedule of percentage of revenue from principal customers

	Year ended December 31,
	2017	2016	2015
	%	%	%
Revenues by client:
Aerolitoral, S. A. de C. V.	14.17	14.33	15.59
Aeroenlaces Nacionales, S. A. de C. V.	15.19	13.72	12.54
ABC Aerolíneas, S. A. de C. V.	11.06	11.93	13.45
Concesionaria Vuela Compañía de Aviación, S. A. P. I. de C. V.	12.74	13.43	9.35
Aerovías de México, S. A. de C. V.	4.85	5.08	5.98

Schedule of changes in allowance for doubtful accounts

	December 31,
	2017		2016		2015

Beginning balance	Ps.	67,482	Ps.	67,733	Ps.	184,579
(Decrease) increase		(10,561)		749		(1,103)
Write-off		(18,698)		(1,000)		(115,743)
Ending balance	Ps.	38,223	Ps.	67,482	Ps.	67,733

Schedule of aging of accounts receivable

	December 31,
	2017		2016		2015
Due:
1-120 days	Ps.	41,294	Ps.	104,318	Ps.	39,969
121- 360 days		14,448		34,821		14,301
Total	Ps.	55,742	Ps.	139,139	Ps.	54,270